Acquisitions and disposals of subsidiaries	6 Months Ended
Jun. 30, 2022
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Acquisitions and disposals of subsidiaries
6.	Acquisitions and disposals of subsidiaries
The company undertook a series of acquisitions and disposals and/or settled payments related to prior year acquisitions during the six-month
period ended 30 June 2022 and 30 June 2021, with no significant impact in the consolidated financial statements.